Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on Recurring Basis
Assets and liabilities measured at fair value on a recurring basis as of March 31, 2024 were as follows (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Money market funds, included in cash and cash equivalents	$135,062	$135,062	$—	$—
MS APA asset	$1,449	$—	$—	$1,449

Total financial assets	$136,511	$135,062	$—	$1,449

Financial liabilites:
CVR liability	$1,449	$—	$—	$1,449

Total financial liabilities	$1,449	$—	$—	$1,449

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 were as follows (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Money market funds, included in cash and cash equivalents	$158,706	$158,706	$—	$—
MS APA asset	$1,448	$—	$—	$1,448

Total financial assets	$160,154	$158,706	$—	$1,448

Financial liabilites:
CVR liability	$1,448	$—	$—	$1,448

Total financial liabilities	$1,448	$—	$—	$1,448

Assets measured at fair value on a recurring basis as of December 31, 2023 were as follows (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds, included in cash and cash equivalents	$158,706	$158,706	$—	$—
MS APA asset	$1,448	$—	$—	$1,448

Total	$160,154	$158,706	$—	$1,448

Assets measured at fair value on a recurring basis as of December 31, 2022 were as follows (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds, included in cash and cash equivalents	$14,904	$14,904	$—	$—
Short-term investments:
Commercial paper	$14,935	—	14,935	—
Government securities	$3,980	—	3,980	—

Total	$33,819	$14,904	$18,915	$—